INCOME TAX - Major Components of Income Tax (Benefits) Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current income tax charge	$ 1,513	$ 2,798	$ 3,547
Previously unrecognized tax loss or temporary difference used to reduce current income tax	0	(394)	(697)
Adjustments for current income tax of prior years	6	(694)	(54)
Total current income tax	1,519	1,710	2,796
Deferred tax expenses / (benefits):
Relating to origination and reversal of temporary differences	1,426	(1,284)	12
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(136)	(264)	0
Total deferred tax expenses/(benefits)	1,290	(1,548)	12
Income tax expenses reported in the income statement	2,809	162	2,808
Deferred tax related to items recognized in other comprehensive income during the year:
Recognized during the year	(15)	221	(270)
Effect of change in tax rate	0	0	0
Recognized during the year	(78)	377	147
Effect of change in tax rate	0	0	0
Income tax (benefit) expense charged to other comprehensive income (loss)	$ (93)	$ 598	$ (123)